LOANS AND ADVANCES TO CUSTOMERS - Disclosure of Maturity Analysis of Operating Lease Payments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	£ 75	£ 91
No later than one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	20	27
Later than one year and not later than two years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	17	22
Later than two years and not later than three years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	13	17
Later than three years and not later than four years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	7	8
Later than four years and not later than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	5	5
Later than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	£ 13	£ 12